Lease Liabilities - Summary of Finance Lease Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of finance lease liabilities [line items]
Balance at the beginning of the year	$ 394.2	$ 415.5
Additions during the year	98.0	47.9
Remeasurements of leases during the year	16.3	11.6
Interest expense	22.7	22.5	$ 24.1
Repayments of principal amount	71.5	65.5	73.8
Repayments of interest expense	(22.7)	(22.5)
Translation adjustment	(0.6)	(15.3)
Balance at the end of the year	436.4	394.2	$ 415.5
Current portion of lease liability	(76.7)	(64.1)
Non-current portion of lease liability	359.7	330.1
Future minimum lease payments	549.0	512.2
Interest	112.6	118.0
Present value of minimum lease payments	436.4	394.2
– within one year
Disclosure of finance lease liabilities [line items]
Future minimum lease payments	100.7	84.8
Interest	24.0	20.7
Present value of minimum lease payments	76.7	64.1
– later than one and not later than five years
Disclosure of finance lease liabilities [line items]
Future minimum lease payments	245.3	232.3
Interest	54.2	58.4
Present value of minimum lease payments	191.1	173.9
– later than five years
Disclosure of finance lease liabilities [line items]
Future minimum lease payments	203.0	195.1
Interest	34.4	38.9
Present value of minimum lease payments	$ 168.6	$ 156.2